Derivative Financial Liability (Details Textual) (USD $)	12 Months Ended		1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2015	Mar. 04, 2015	Dec. 31, 2012
Derivative Financial Liability (Textual)
Derivative financial liability		$ 944,121			$ 17,539
Derivative financial liability arising on the issue of warrants relating to Series B shares		1,745,837
Change in fair value of derivative financial liabilities	(1,888,181)	919,948
Warrants [Member]
Derivative Financial Liability (Textual)
Derivative financial liability	$ 118,232
Series B Warrants [Member] | Subsequent Event [Member]
Derivative Financial Liability (Textual)
Private placement, stock issued			635,834
Bridge Warrant Holders [Member] | Subsequent Event [Member]
Derivative Financial Liability (Textual)
Private placement, stock issued			150,000
Placement Agent Warrant Holders [Member] | Subsequent Event [Member]
Derivative Financial Liability (Textual)
Private placement, stock issued			143,401	20,000
Bridge Exchange Warrants [Member] | Subsequent Event [Member]
Derivative Financial Liability (Textual)
Private placement, stock issued			150,000
Sale of stock, percentage			30.00%
Price per share			4.20
Series B Exchange Warrants [Member] | Subsequent Event [Member]
Derivative Financial Liability (Textual)
Private placement, stock issued			635,834
Price per share			3.50
Placement Agent Exchange Warrants [Member] | Subsequent Event [Member]
Derivative Financial Liability (Textual)
Private placement, stock issued			143,401
Sale of stock, percentage			30.00%
Price per share			3.85
Advisory Warrant [Member] | Subsequent Event [Member]
Derivative Financial Liability (Textual)
Price per share				0.02